UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08062

Nicholas Equity Income Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 03/31/2013

Date of Reporting Period: 12/31/2012

Item 1. Schedule of Investments.

NICHOLAS EQUITY INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (UNAUDITED)
AS OF December 31, 2012

SHARES OR
PRINCIPAL
AMOUNT		VALUE
------------		------------
COMMON STOCKS -- 92.30%
	Consumer Discretionary - Durables &
	Apparel -- 6.81%
225,000	Leggett & Platt, Incorporated	$ 6,124,500
105,000	Mattel, Inc.	3,845,100
105,000	Tupperware Brands Corporation	6,730,500
		------------
		16,700,100
		------------
	Consumer Discretionary - Media -- 4.37%
155,000	Thomson Reuters Corporation	4,504,300
130,000	Time Warner Inc.	6,217,900
		------------
		10,722,200
		------------
	Consumer Discretionary - Services -- 5.65%
95,000	Darden Restaurants, Inc.	4,281,650
65,000	McDonald's Corporation	5,733,650
63,000	Six Flags Entertainment Corporation	3,855,600
		------------
		13,870,900
		------------
	Consumer Staples - Food & Staples
	Retailing -- 5.39%
190,000	Sysco Corporation	6,015,400
195,000	Walgreen Co.	7,216,950
		------------
		13,232,350
		------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 6.59%
80,000	Kraft Foods Group, Inc.	3,637,600
64,500	Philip Morris International Inc.	5,394,780
108,642	Rocky Mountain Chocolate Factory, Inc.	1,147,260
155,000	Unilever PLC	6,001,600
		------------
		16,181,240
		------------
	Energy -- 10.62%
305,000	Dorchester Minerals, L.P.	6,197,600
185,000	Kinder Morgan, Inc.	6,536,050
280,000	PAA Natural Gas Storage, L.P.	5,334,000
50,000	Plains All American Pipeline, L.P.	2,262,000
110,000	TOTAL S.A.	5,721,100
		------------
		26,050,750
		------------
	Financials - Diversified -- 2.42%
113,800	W.P. Carey Inc.	5,934,670
		------------
	Financials - Insurance -- 4.51%
205,000	Brown & Brown, Inc.	5,219,300
550,000	Old Republic International Corporation	5,857,500
		------------
		11,076,800
		------------
	Financials - Real Estate -- 10.65%
92,500	Digital Realty Trust, Inc.	6,279,825
60,000	Mid-America Apartment Communities, Inc.	3,885,000
257,800	Monmouth Real Estate Investment
	Corporation - Class A	2,670,808
145,000	Plum Creek Timber Company, Inc.	6,433,650
135,000	Sabra Health Care REIT, Inc.	2,932,200
415,000	Summit Hotel Properties, Inc.	3,942,500
		------------
		26,143,983
		------------
	Health Care - Equipment & Services -- 4.22%
140,000	Cardinal Health, Inc.	5,765,200
91,300	Computer Programs and Systems, Inc.	4,596,042
		------------
		10,361,242
		------------
	Health Care - Pharmaceuticals,
	Biotechnology & Life Sciences -- 4.55%

95,000	Novartis AG			6,013,500
205,000	Pfizer Inc.			5,141,400
				------------
				11,154,900
				------------
	Industrials - Capital Goods -- 7.76%
272,100	Douglas Dynamics, Inc.			3,915,519
82,500	Emerson Electric Co.			4,369,200
61,300	National Presto Industries, Inc.			4,235,830
82,500	Snap-on Incorporated			6,516,675
				------------
				19,037,224
				------------
	Industrials - Commercial & Professional
	Services -- 3.66%
196,770	Healthcare Services Group, Inc.			4,570,967
150,000	Republic Services, Inc.			4,399,500
				------------
				8,970,467
				------------
	Industrials - Transportation -- 2.44%
120,000	Ryder System, Inc.			5,991,600
				------------
	Information Technology - Hardware &
	Equipment -- 1.59%
175,000	Molex Incorporated - Class A			3,906,000
				------------

	Information Technology - Semiconductors &
	Semiconductor Equipment -- 2.13%
160,000	Microchip Technology Incorporated			5,214,400
				------------
	Information Technology - Software &
	Services -- 3.84%
48,066	Computer Services, Inc.			1,369,881
130,000	Paychex, Inc.			4,048,200
295,000	Western Union Company (The)			4,014,950
				------------
				9,433,031
				------------
	Materials -- 3.45%
95,611	Greif, Inc. - Class B			4,636,177
130,000	RPM International, Inc.			3,816,800
				------------
				8,452,977
				------------
	Telecommunication Services -- 1.65%
120,000	AT&T Inc.			4,045,200
				------------
	TOTAL COMMON STOCKS
	(cost $199,857,456)			226,480,034
				------------
PREFERRED STOCK -- 0.60%
	Financials - Real Estate -- 0.60%
57,800	BioMed Realty Trust, Inc. 7.375% Series A
	Cumulative Redeemable
	(cost $1,419,543)			1,473,322
				------------

CONVERTIBLE PREFERRED STOCK -- 1.48%
	Financials - Diversified -- 1.48%
3,194	Bank of America Corporation 7.25%
	Non-Cumulative Convertible Preferred Stock
	Series L
	(cost $3,067,929)			3,625,190
			-	-----------
SHORT -TERM INVESTMENTS -- 5.88%
	Commercial Paper - 5.25%
$575,000	Bacardi U.S.A., Inc. 01/02/13, 0.40%			575,000
700,000	Bacardi-Martini B.V. 01/02/13, 0.39%			700,000
975,000	Marriott International, Inc.
	01/02/13, 0.33%	%		975,000
1,000,000	Integrys Energy Group, Inc. 01/03/13, 0.38%			999,990
875,000	Integrys Energy Group, Inc. 01/03/13, 0.39%			874,991
901,000	Kellogg Company 01/04/13, 0.21%			900,989
310,000	Rockwell Automation, Inc. 01/07/13, 0.23%			309,990
1,800,000	Valspar Corporation (The) 01/08/13, 0.35%			1,799,895
475,000	Nissan Motor Acceptance Corporation
	01/09/13, 0.40%	%		474,963
1,500,000	Rockwell Automation, Inc. 01/10/13, 0.23%			1,499,923
205,000	Wisconsin Gas Company 01/10/13, 0.17%			204,992
1,000,000	UnitedHealth Group Incorporated
	01/11/13, 0.25%	%		999,938
1,428,000	UnitedHealth Group Incorporated

	01/11/13, 0.25%	1,427,911
900,000	Rockwell Automation, Inc. 01/14/13, 0.22%	899,934
250,000	McGraw-Hill Companies, Inc. (The)
	02/01/13, 0.43%	249,910
		------------
		12,893,426
		------------
	Variable Rate Security - 0.63%
1,545,710	Fidelity Institutional Money Market
	Fund - Class I	1,545,710
		------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $14,439,136)	14,439,136
		------------
	TOTAL INVESTMENTS
	(cost $218,784,064) - 100.26%	246,017,682
		------------

	LIABILITIES, NET OF OTHER ASSETS - (0.26)%	(642,124)
		------------
	TOTAL NET ASSETS
	(basis of percentages disclosed
	above) - 100%	$245,375,558
		------------
		------------

% Of net assets.

As of December 31, 2012, investment cost for federal tax purposes was $218,916,636 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$32,908,971
Unrealized depreciation	(5,807,925)
-----------
Net unrealized appreciation	$27,101,046
-----------
-----------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds,
credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1 -
Common Stocks(1)	$226,480,034
Preferred Stock(1)	1,473,322
Level 2 -
Convertible Preferred Stock(1)	3,625,190
Commercial Paper	12,893,426
Variable Rate Security	1,545,710
Level 3 -
None	-
------------
Total	$246,017,682
------------
------------

(1) See Schedule above for further detail by industry

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Equity Income Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 02/01/2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 02/01/2013

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 02/01/2013